Consolidated Statements of Shareholders' Equity Parenthetical $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Special Cash Dividend
Common Stock, Dividends, Per Share, Declared	$ 6.73
Regular Cash Dividend
Common Stock, Dividends, Per Share, Declared	$ 0.75
Regular Cash Dividend | Successor Additional Paid-In Capital
Dividend Equivalent Unit Weighted Average Vested Fair Value | $	$ 0.7